Changes in the Group - Consolidated subsidiaries (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated subsidiaries
Net profit / loss	€ (3,611,444)	€ (13,357,637)	€ 3,378,310
Equity	€ 77,905,224	€ 1,082,278		€ 8,517,496
VIA optronics GmbH
Consolidated subsidiaries
Ownership Interest	100.00%	100.00%
Net profit / loss	€ (1,726,540)	€ (7,485,107)
Equity	€ (5,856,981)	€ (4,130,440)
VIA optronics LLC
Consolidated subsidiaries
Ownership Interest	100.00%	100.00%	100.00%
Net profit / loss	€ (190,393)	€ (518,604)	€ 326,012
Equity	€ (1,914,714)	€ (1,897,939)
VIA optronics (Suzhou) Co., Ltd.
Consolidated subsidiaries
Ownership Interest	100.00%	100.00%	100.00%
Net profit / loss	€ 4,975,824	€ 547,204	€ 5,309,218
Equity	€ 20,090,782	€ 15,603,019
VIA optronics (Taiwan) Ltd.
Consolidated subsidiaries
Ownership Interest	100.00%	100.00%	100.00%
Net profit / loss	€ 85,037	€ (17,695)
Equity	€ 210,009	€ 130,282
VTS‑Touchsensor Co., Ltd
Consolidated subsidiaries
Ownership Interest	65.00%	65.00%	65.00%
Net profit / loss	€ 15,956	€ (4,567,009)	€ (1,659,499)
Equity	€ 791,155	€ 804,738